Note 2 - Summary of Significant Accounting Policies (Details Textual)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 USD ($)
Impairment of Long-Lived Assets Held-for-use	$ 0	$ 1,802,125	$ 0
Goodwill, Impairment Loss	0	8,149,525	0
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)	250,360	0	0
Equity Method Investments	$ 1,228,269	0
Value Added Tax, Rate	6.00%
Business Tax On Services Provided, Expense	$ 1,663,869	1,425,835	598,044
Value Added Tax Payable, As A Percentage of Subscription-Based Revenue, Threshold For Refund Of Excess Value Added Tax	3.00%
Value Added Tax Receivable	$ 328,817	425,908	639,936
Cash Equivalents, at Carrying Value | ¥				¥ 79,461,280	¥ 19,726,992	¥ 26,974,664
Advertising Expense	4,908,593	7,505,506	2,391,762
Payments for Commissions	5,049,661	11,546,126	3,125,982
Cost Method Investments	$ 554,392	$ 1,217,617	$ 1,138,899				$ 802,202
Value Added Tax On Subscription-Based Revenue [Member] | The Group's PRC Subsidiaries, VIEs and VIEs' Subsidiaries [Member]
Value Added Tax, Rate	17.00%
Minimum [Member]
Business Tax On Services Provided	3.00%
Maximum [Member]
Business Tax On Services Provided	5.00%